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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05597
Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 8/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust
Quarterly Schedule of Portfolio Holdings
August 31, 2010
invesco.com/us          MS-CE-MIOPP-QTR-1 08/10           Invesco Advisers, Inc.

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (102.7%)
Alabama (1.0%)
Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$1,000	$997,770
Selma Industrial Development Board, Gulf Opportunity Zone Ser 2010 A	5.80	05/01/34	400	423,320

				1,421,090

Arizona (2.0%)
Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	1,225	1,205,792
Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	800	808,800
Pinal County Electrical District No. 4, Electric System Ser 2008	6.00	12/01/38	660	688,248

				2,702,840

California (5.6%)
California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	1,745	204,479
California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A (b)	5.875	07/01/28	335	329,342
California Statewide Communities Development Authority, Aspire Public Schools Ser 2010	6.375	07/01/45	400	412,724
California Statewide Communities Development Authority, California Baptist University, Ser 2007 A	5.50	11/01/38	1,000	870,290
California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38	200	209,876
City of Alhambra, Atherton Baptist Homes Ser 2010 A	7.625	01/01/40	335	359,612
City of Bakersfield, Ser 2010 A (AGM) (c)(d)	5.00	09/15/32	390	410,413
County of Sacramento, Community Facilities District No. 5 Ser 2007 A	6.00	09/01/37	400	345,316
Daly City Housing Development Finance Agency, Franciscan Mobile Home Park Third Tier Refg Ser 2007 C	6.50	12/15/47	990	902,860
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	3,000	2,030,010
Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	530	515,420
Riverside County Redevelopment Agency, Ser 2010 C	6.25	10/01/40	400	404,520
Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	13,000	148,980
Southern California Logistics Airport Authority, Ser 2008 A (a)	0.00	12/01/44	7,235	582,996

				7,726,838

Colorado (4.0%)
Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	1,000	909,420
Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	9.00	01/01/34	500	542,605
Colorado Housing & Finance Authority, 1998 Ser D-2 (AMT)	6.35	11/01/29	245	261,778
Copperleaf Metropolitan District No. 2, Ser 2006	5.95	12/01/36	1,000	711,300
Elk Valley Public Improvement Corporation Ser 2001 A	7.35	09/01/31	2,000	1,939,600
Northwest Metropolitan District No. 3, Ser 2005	6.25	12/01/35	800	646,832
Regional Transportation District, Denver Transportation Partners Ser 2010	6.00	01/15/41	400	419,712

				5,431,247

See accompanying notes which are an integral part of this schedule.
1               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut (0.7%)
Standard Life — Legend Canadian Equity Pool, Ser 2006 A	5.125%	10/01/36	$1,970	$1,018,076

District of Columbia (0.6%)
District of Columbia, Income Tax Secured Revenue Refg Ser 2009 B (c)	5.00	12/01/25	540	624,051
Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT)	10.125	09/01/11	180	179,356

				803,407

Florida (15.7%)
Beacon Lakes, Community Development District, Ser 2003 A	6.90	05/01/35	1,815	1,826,979
Bellalago Educational Facilities Benefits District, Bellalago Charter School Ser 2004 B	5.80	05/01/34	920	824,302
Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75	01/01/37	640	636,410
Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (CR) (AGM & AMBAC) (c)(d)	5.00	09/01/23	2,960	3,212,251
County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.25	11/15/17	500	498,330
County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/36	800	733,720
County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/42	400	363,656
County of Escambia, Pensacola Care Development Centers Ser 1989	10.25	07/01/11	1,015	1,025,079
County of Escambia, Pensacola Care Development Centers Ser 1989 A	10.25	07/01/11	235	237,334
Fiddlers Creek Community Development District No. 1 Ser 2005 (e)	6.00	05/01/38	755	286,749
Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	495	252,499
Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	750	285,000
Lee County Industrial Development Authority, Ser 2007 A	5.375	06/15/37	1,000	870,510
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21	270	283,729
Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37	1,000	997,320
Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.70	07/01/26	500	471,120
Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2007	5.50	07/01/32	2,000	1,781,040
Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	1,000	1,000,230
Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	600	614,598
Renaissance Commons Community Development District, 2005 Ser A	5.60	05/01/36	935	781,819
South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (c)	5.00	08/15/32	2,860	2,941,081
St. Johns County Industrial Development Authority, Ser 2010 A	6.00	08/01/45	400	415,108
Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	600	480,798
Tolomato Community Development District, Special Assessment Ser A	5.25	05/01/39	490	339,286
University Square Community Development District, Ser 2007 A-1	5.875	05/01/38	395	370,166

				21,529,114

Georgia (1.3%)
City of Atlanta, Beltline Ser 2009 B	7.375	01/01/31	400	418,272
City of Atlanta, Eastside Ser 2005 B	5.60	01/01/30	1,000	1,016,820
Clayton County Development Authority, Ser 2009 B (AMT)	9.00	06/01/35	300	323,337

				1,758,429

Hawaii (2.1%)
Hawaii State, Ser 2008 DK (c)	5.00%	05/01/23	$1,220	$1,412,919
Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.75	11/15/29	400	469,444
2               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	1,000	1,074,250

				2,956,613

Idaho (0.6%)
Idaho Health Facilities Authority, Valley Vista Care Corp Refg Ser 2007	6.125	11/15/27	945	859,581

Illinois (9.3%)
Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.90	03/01/27	750	640,635
City of Chicago, Lake Shore East Ser 2002	6.75	12/01/32	2,000	1,988,340
City of United City of Yorkville, Cannonball/Beecher Road Ser 2007	5.75	03/01/28	1,000	945,220
Hampshire Special Service Area No. 18 Ser 2007 A	6.00	03/01/44	500	225,050
Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37	480	473,789
Illinois Finance Authority, Friendship Village of Schaumburg Ser 2010	7.00	02/15/38	580	584,367
Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37	1,000	885,230
Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39	1,000	862,320
Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	1,650	1,427,662
Illinois Finance Authority, Park Place Elmhurst Ser 2010 A	8.25	05/15/45	400	400,448
Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.00	11/15/32	800	800,112
Illinois State Toll Highway Authority, Ser 2008 B (c)	5.50	01/01/33	1,200	1,338,780
Village of Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24	1,000	636,080
Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36	999	934,844
Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42	650	622,733

				12,765,610

Indiana (0.8%)
City of Crown Point, Wittenberg Village Ser 2009 A	8.00	11/15/39	400	409,060
County of St. Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/26	285	275,692
Vigo County Independent Hospital Authority, Union Hospital Inc., Ser 2007	5.80	09/01/47	400	380,212

				1,064,964

Iowa (1.6%)
Iowa Finance Authority, Bethany Life Communities Refg Ser 2006 A	5.55	11/01/41	1,000	880,870
Iowa Finance Authority, Madrid Homes Ser 2007	5.90	11/15/37	750	638,970
Jefferson County Hospital Revenue, Jefferson County Hospital Project Ser 2007 C	5.95	08/01/37	785	678,915

				2,198,755

Kansas (0.4%)
City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38	560	519,870

Louisiana (2.0%)
Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17	794	436,779
Louisiana Local Government, Westlake Chemical Corp., Ser 2009 A	6.50	08/01/29	400	418,076
Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007 (b)	6.375	12/01/34	600	588,678
Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37	500	500,975
Tobacco Settlement Financing Corp., Ser 2001 B	5.875	05/15/39	800	802,680

				2,747,188

Maryland (1.6%)
Marlyland Economic Development Corp., Chesapeake Bay Conference Center Ser 2006 A	5.00%	12/01/31	$1,000	$753,220
Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37	750	560,063
Maryland Health & Higher Educational Facilities Authority, Washington Christian Academy Ser 2006	5.50	07/01/38	800	344,024
3               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35	500	501,360

				2,158,667

Massachusetts (3.4%)
Commonwealth of Massachusetts, Ser 2010 A (AMBAC) (c)(d)	5.50	08/01/30	390	498,244
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42	425	313,072
Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23	1,500	1,495,830
Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18	1,455	1,407,029
Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.75	06/01/39	400	426,724
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser 2002 K (c)	5.50	07/01/32	390	501,017

				4,641,916

Michigan (1.1%)
Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28	500	504,890
Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75	12/01/28	400	445,976
Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00	06/01/48	760	579,014

				1,529,880

Minnesota (1.7%)
City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.25	03/01/39	450	508,923
City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32	600	693,054
City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39	750	757,020
St Paul Housing & Redevelopment Authority Tax Increment, Emerald Gardens, Ser 2010	6.25	03/01/25	400	419,796

				2,378,793

Mississippi (0.3%)
Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22	400	400,028

Missouri (6.3%)
Branson Hills Infrastructure Facilities Community Improvement District, Ser 2007 A	5.50	04/01/27	750	579,390
Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37	500	287,330
City of Des Peres, West County Center Ser 2002	5.75	04/15/20	2,000	1,983,840
City of Fenton, Gravois Bluffs Redevelopment Ser 2001 A (f)	7.00	10/01/11	3,850	4,150,608
Kirkwood Industrial Development Authority, Aberdeen Heights Ser 2010 A	8.25	05/15/39	400	422,892
St. Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22	250	237,905
St. Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41	750	668,902
Valley Park Industrial Development Authority Senior Housing, Cape Albeon, Ser 1998	6.15	12/01/33	400	394,408

				8,725,275

Nebraska (0.3%)
Gage County Hospital Authority No. 1, Beatrice Commmunity Hospital & Health Ser 2010 B	6.75	06/01/35	400	415,572

Nevada (1.7%)
City of Henderson, Local Improvement District No. T-18 Ser 2006	5.30%	09/01/35	$450	$221,990
City of Sparks, Local Improvement District No. 3 Ser 2008	6.50	09/01/20	560	566,602
Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (e)	7.375	01/01/40	1,000	2,000
Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	8.00	06/15/30	500	594,200
Mesquite Special Improvement District No. 07-01, Local Improvement- Anthem at Mesquite Ser 2007	6.00	08/01/23	1,000	919,000

				2,303,792

4               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire (1.4%)
New Hampshire Business Finance Authority, Huggins Hopsital Ser 2009	6.875	10/01/39	400	413,572
New Hampshire Housing Finance Authority, Single Family Residential 1983 Ser B (a)	0.00	01/01/15	2,295	1,468,731

				1,882,303

New Jersey (4.4%)
New Jersey Economic Development Authority, Continental Airlines, Inc. Ser 1999 (AMT)	6.25	09/15/19	400	393,604
New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17	1,000	1,000,170
New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37	730	644,452
New Jersey Economic Development Authority, Seashore Gardens Living Center Ser 2006	5.375	11/01/36	700	592,081
New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31	1,000	958,720
New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25	2,000	1,783,960
New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27	600	505,188
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	275	236,541

				6,114,716

New Mexico (0.3%)
New Mexico State Hospital Equipment Loan Council First Mortgage, La Vida Llena, Ser 2010 A	6.125	07/01/40	400	411,108

New York (3.5%)
Brookhaven Industrial Development Agency, Woodcrest Estates Ser 1998 A (AMT)	6.375	12/01/37	500	468,750
Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/35	560	119,286
Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/46	4,000	343,120
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27	625	644,000
New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	640	641,094
New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA) (d)	5.25	11/01/37	500	486,560
New York Liberty Development Corp., National Sports Museum, Ser 2006 A (e)	6.125	02/15/19	1,000	10
New York Liberty Development Corp., Second Priority, Bank of America Ser 2010	6.375	07/15/49	400	429,880
Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT) (b)	6.625	10/01/35	400	405,216
Suffolk County Industrial Development Agency, Medford Hamlet Ser 2006 (AMT)	6.375	01/01/39	1,470	1,216,204

				4,754,120

North Carolina (0.2%)
North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125	10/01/35	400	336,708

North Dakota (0.9%)
City of Grand Forks, Valley Square Ser 2006	5.30%	12/01/34	$1,500	$1,208,670

Ohio (3.4%)
Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	1,900	1,549,032
City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	600	544,242
County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	850	810,883
County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	450	425,538
Montgomery County Health Care & Multifamily Housing, Refg & Improvement-St Leonard, Ser 2010	6.625	04/01/40	400	411,536
Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625	06/01/18	400	454,184
5               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Toledo-Lucas County Port Authority, Crocker Park Ser 2003	5.375	12/01/35	480	450,667

				4,646,082

Oklahoma (1.2%)
Chickasawa Nation Health Systems Ser 2007	6.25	12/01/32	650	697,366
Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.50	09/01/16	500	493,890
Tulsa County Industrial Authority, Montereau Inc. Ser 2010 A	7.25	11/01/45	400	405,204

				1,596,460

Pennsylvania (6.0%)
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,200	917,352
Allegheny County Industrial Development Authority, Ser 2010 A	6.75	08/15/35	400	408,652
Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.125	01/01/25	1,500	1,520,325
Chester County Health & Education Facilities Authority, Jenner’s Pond Inc. Ser 2002 (f)	7.625	07/01/12	1,000	1,142,660
Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	750	691,808
Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	1,000	852,400
Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36	300	311,178
Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009 (c)	5.00	06/15/21	1,230	1,449,026
Washington County Redevelopment Authority, Victory Centre/Tanger Outlet Redevelopment Authority Ser 2006 A	5.45	07/01/35	995	919,887

				8,213,288

Puerto Rico (0.3%)
Puerto Rico Sales Tax Financing Corp., Ser 2010 A (a)	0.00	08/01/34	1,600	383,632

South Carolina (1.6%)
City of Myrtle Beach, Myrtle Beach Air Force Base Ser 2006 A	5.30	10/01/35	1,250	824,587
County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.95	03/15/14	300	335,058
South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	750	617,993
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00	11/15/37	625	472,275

				2,249,913

Tennessee (2.1%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31	800	817,120
Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	500	457,295
Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	750	747,758
Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2006	6.25%	12/01/34	$475	$424,778
Trenton Health & Educational Facilities Board, Ser 2009	9.25	04/01/39	400	417,480

				2,864,431

Texas (8.1%)
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	500	504,480
Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B (b)	5.75	01/01/34	600	558,498
Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.95	05/15/33	400	419,832
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	400	412,992
Clifton Higher Education Finance Corp., Ser 2010 A	6.25	12/01/45	400	411,228
Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	1,000	1,015,150
HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	400	340,332
HFDC of Central Texas, Inc., Ser 2009 A	7.75	11/15/44	400	410,904
6               Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21	425	426,611
Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29	425	427,121
Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26	1,000	997,930
Tarrant County Cultural Education Facilities Finance Corp., Mirador Ser 2010 A	8.125	11/15/39	600	629,502
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp., Edgemere Ser 2006 A	6.00	11/15/36	450	448,771
Texas Department of Housing & Community Affairs, Ser 2007 B (AMT) (c)	5.15	09/01/27	2,732	2,848,301
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	400	439,080
Texas State Public Finance Authority Charter School Finance Corp., Ser 2010 A	7.125	02/15/40	400	427,132
Travis County Health Facilities Development Corp., Westminster Manor Ser 2010	7.00	11/01/30	400	419,516

				11,137,380

Utah (1.0%)
County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30	1,000	1,000,240
Utah State Charter School Finance Authority, North Davis Preparatory, Ser 2010	6.375	07/15/40	400	410,568

				1,410,808

Virginia (2.0%)
Albermarle County Economic Development Authority, Ser 2009 (g)(h)	0.25	03/01/39	200	200,000
Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37	700	700,777
Virginia Small Business Financing Authority, Hampton Ser 2009	9.00	07/01/39	500	528,450

				2,795,507

Washington (1.2%)
King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.25	12/01/38	400	418,764
Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30	650	651,866
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	500	569,165

				1,639,795

West Virginia (0.6%)
West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50	10/01/38	825	833,712

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375	02/15/29	600	669,888

Total Investments (Cost $148,216,174)			102.8%	$141,206,066
Other Assets Less Liabilities			2.8	3,832,353
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

Notes with interest rates ranging from 0.30% to 0.54% at 08/31/10 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33 (i)			(5.6)	(7,715,000)

Net Assets			100.0%	$137,323,419

Investment Abbreviations:

ACA	ACA Financial Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
AMT	Alternative Minimum Tax.
CR	Custodial Receipts.
Notes to Schedule of Investments:

(a)	Capital appreciation bond.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,881,734 which represented 1.4% of the Fund’s Net Assets.

(c)	Underlying security related to inverse floater entered into by the Fund.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
7               Invesco Municipal Income Opportunities Trust

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2010 was $288,759, which represented 0.2% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

(h)	Security is considered a cash equivalent.

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2010. At August 31, 2010, the Fund’s investments with a value of $15,236,084 are held by the Dealer Trusts and serve as collateral for the $7,714,573 in floating rate note and dealer trust obligations outstanding at that date.
8               Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
August 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the
9               Invesco Municipal Income Opportunities Trust

type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Accounting principles generally accepted in the United States of America (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market
10               Invesco Municipal Income Opportunities Trust

conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$141,206,066	$—	$141,206,066
NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,221,985
Aggregate unrealized (depreciation) of investment securities	(13,748,873)

Net unrealized appreciation of investment securities	$(7,526,888)

Cost of investments for tax purposes is $148,732,954.
11               Invesco Municipal Income Opportunities Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Income Opportunities Trust
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: October 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: October 29, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer
Date: October 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.